Income Tax - Summary of Unused Investment Credits (Detail) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 3,209,728	$ 97,888
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 933,328	28,464
Purchase of machinery and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2029 and thereafter
Purchase of machinery and equipment [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 842,119	25,682
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2029 and thereafter
Others [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 91,209	$ 2,782